Investment (Details) ¥ in Millions			6 Months Ended		12 Months Ended
	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 01, 2022 CNY (¥)	Mar. 03, 2011 CNY (¥)
Investment [Line Items]
Investment amount					$ 35,000,000
Consideration amount	$ 360,839	¥ 2.5
Carrying value investment amount			$ 500,000
Ownership interest, percentage						25.00%
Investment loss			$ 1,632
Investment gain					$ 290
Business Combination [Member]
Investment [Line Items]
Equity interest	5.00%	5.00%					12.00%
Yangzhou Juyuan Guarantee Co., Ltd. [Member]
Investment [Line Items]
Investment amount | ¥							¥ 6.0
Jiangsu Huadong Medical Device Industrial Co. Ltd. [Member]
Investment [Line Items]
Investment amount | ¥						¥ 40.0